UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Ferrie
Title:  Vice President, Treasurer & Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ BRIAN FERRIE                             November 12, 2010
     -----------------------------         -----------------------------
         Brian Ferrie                              Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     65
                                        ----------------
Form 13F Information Table Value Total:     $4,049,547
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                  June 30, 2010

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               Common           88579Y101      184,803        2,131,271
Abbott Labs Com                     Common           002824100      206,680        3,956,357
Accenture PLC Ireland               Common           G1151C101          266            6,270
Adobe Systems Inc                   Common           00724F101      171,553        6,560,355
Alliant Techsystems Inc             Common           018804104          271            3,590
Altria Group Inc                    Common           02209S103          269           11,210
Amphenol Corp                       Common           032095101      107,970        2,204,366
Apollo Group Inc Cl A               Common           037604105          265            5,160
Arthur J Gallagher                  Common           363576109          247            9,370
Automatic Data Processing           Common           053015103      138,400        3,292,886
Bard (C.R.) Inc                     Common           067383109      121,837        1,496,220
Baxter International Inc            Common           071813109          265            5,560
Block H & R Inc                     Common           093671105          134           10,370
Bristol Myers Squibb Co Com         Common           110122108          263            9,710
CH Robinson Worldwide               Common           12541W209       86,644        1,239,190
Cardinal Health Inc                 Common           14149Y108          230            6,970
Cigna Corp                          Common           125509109          276            7,700
Clorox Co                           Common           189054109       85,978        1,287,872
Coca-Cola Co                        Common           191216100      127,335        2,175,928
Cognizant Tech Solutions Corp       Common           192446102      142,212        2,205,866
Colgate-Palmolive Co                Common           194162103      145,500        1,893,048
Dell Inc                            Common           24702R101          228           17,560
Dun & Bradstreet Corp               Common           26483E100          255            3,440
Ecolab Inc                          Common           278865100       87,165        1,717,878
Eli Lilly & Co                      Common           532457108          253            6,920
Emerson Electric Co                 Common           291011104      186,023        3,532,532
Equifax Inc                         Common           294429105      138,828        4,449,612
Exelon Corp                         Common           30161N101          245            5,760
Exxon Mobil Corp                    Common           30231G102          203            3,280
Federated Investors Inc.            Common           314211103          252           11,060
Forest Labs                         Common           345838106          263            8,490
Garmin Ltd                          Common           H2906T109          239            7,880
General Dynamics Corp               Common           369550108          247            3,930
ITT Corp                            Common           450911102          231            4,940
ITT Educational Svcs                Common           45068B109          202            2,870
Johnson & Johnson                   Common           478160104       86,844        1,401,620
Kimberly Clark Corp                 Common           494368103          207            3,180
Lexmark Intl Inc                    Common           529771107          318            7,130
Medtronic Inc                       Common           585055106      180,396        5,372,139
Microsoft Corp Com                  Common           594918104      192,335        7,853,600
Moodys Corp                         Common           615369105          267           10,690
Nike Inc Cl B                       Common           654106103          664            8,289
Omnicom Group Inc                   Common           681919106      181,585        4,599,428
Oracle Corp                         Common           68389X105      191,576        7,135,045
Paychex Inc                         Common           704326107       76,542        2,784,371
Pepsico Inc                         Common           713448108      155,916        2,346,721
Pfizer Inc Com                      Common           717081103          281           16,380
Pitney Bowes Inc                    Common           724479100          217           10,150
Praxair Inc                         Common           74005P104      165,871        1,837,705
Procter & Gamble Co                 Common           742718109      154,658        2,578,930
Radioshack                          Common           750438103          259           12,120
SEI Investments                     Common           784117103          211           10,350
Stryker Corp                        Common           863667101      182,999        3,656,328
Sysco Corp                          Common           871829107       83,977        2,944,498
T Rowe Price Group Inc              Common           74144T108      171,458        3,424,708
Total System Services               Common           891906109          245           16,070
UGI Corp                            Common           902681105          255            8,910
United Technologies Corp            Common           913017109      172,574        2,422,766
Unitedhealth Group Inc              Common           91324P102          276            7,850
Vanguard Div App ETF                Common           921908844          249            5,107
Waddell & Reed Financial Inc        Common           930059100          273            9,970
Wal Mart Stores Inc                 Common           931142103          256            4,790
Walgreen Company                    Common           931422109          273            8,140
Waters Corp                         Common           941848103      112,285        1,586,400
Westamerica Bancorporation          Common           957090103          248            4,560

                                                                  4,049,547       88,383,366
                                                                  =========       ===========



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    1,962,721                  168,550
Abbott Labs Com                             Sole                    3,633,902                  322,455
Accenture PLC Ireland                       Sole                        6,270
Adobe Systems Inc                           Sole                    6,046,915                  513,440
Alliant Techsystems Inc                     Sole                        3,590
Altria Group Inc                            Sole                       11,210
Amphenol Corp                               Sole                    2,015,455                  188,911
Apollo Group Inc Cl A                       Sole                        5,160
Arthur J Gallagher                          Sole                        9,370
Automatic Data Processing                   Sole                    3,022,960                  269,926
Bard (C.R.) Inc                             Sole                    1,371,780                  124,440
Baxter International Inc                    Sole                        5,560
Block H & R Inc                             Sole                       10,370
Bristol Myers Squibb Co Com                 Sole                        9,710
CH Robinson Worldwide                       Sole                    1,137,440                  101,750
Cardinal Health Inc                         Sole                        6,970
Cigna Corp                                  Sole                        7,700
Clorox Co                                   Sole                    1,186,078                  101,794
Coca-Cola Co                                Sole                    1,994,745                  181,183
Cognizant Tech Solutions Corp               Sole                    2,029,536                  176,330
Colgate-Palmolive Co                        Sole                    1,738,605                  154,443
Dell Inc                                    Sole                       17,560
Dun & Bradstreet Corp                       Sole                        3,440
Ecolab Inc                                  Sole                    1,574,515                  143,363
Eli Lilly & Co                              Sole                        6,920
Emerson Electric Co                         Sole                    3,242,654                  289,878
Equifax Inc                                 Sole                    4,099,169                  350,443
Exelon Corp                                 Sole                        5,760
Exxon Mobil Corp                            Sole                        3,280
Federated Investors Inc.                    Sole                       11,060
Forest Labs                                 Sole                        8,490
Garmin Ltd                                  Sole                        7,880
General Dynamics Corp                       Sole                        3,930
ITT Corp                                    Sole                        4,940
ITT Educational Svcs                        Sole                        2,870
Johnson & Johnson                           Sole                    1,300,105                  101,515
Kimberly Clark Corp                         Sole                        3,180
Lexmark Intl Inc                            Sole                        7,130
Medtronic Inc                               Sole                    4,945,925                  426,214
Microsoft Corp Com                          Sole                    7,201,841                  651,759
Moodys Corp                                 Sole                       10,690
Nike Inc Cl B                               Sole                        8,289
Omnicom Group Inc                           Sole                    4,222,448                  376,980
Oracle Corp                                 Sole                    6,534,875                  600,170
Paychex Inc                                 Sole                    2,576,311                  208,060
Pepsico Inc                                 Sole                    2,153,618                  193,103
Pfizer Inc Com                              Sole                       16,380
Pitney Bowes Inc                            Sole                       10,150
Praxair Inc                                 Sole                    1,686,403                  151,302
Procter & Gamble Co                         Sole                    2,365,855                  213,075
Radioshack                                  Sole                       12,120
SEI Investments                             Sole                       10,350
Stryker Corp                                Sole                    3,357,835                  298,493
Sysco Corp                                  Sole                    2,701,431                  243,067
T Rowe Price Group Inc                      Sole                    3,151,125                  273,583
Total System Services                       Sole                       16,070
UGI Corp                                    Sole                        8,910
United Technologies Corp                    Sole                    2,220,210                  202,556
Unitedhealth Group Inc                      Sole                        7,850
Vanguard Div App ETF                        Sole                        5,107
Waddell & Reed Financial Inc                Sole                        9,970
Wal Mart Stores Inc                         Sole                        4,790
Walgreen Company                            Sole                        8,140
Waters Corp                                 Sole                    1,456,700                  129,700
Westamerica Bancorporation                  Sole                        4,560
